Cash Flow Statement Reconciliation (Tables)	12 Months Ended
Jun. 30, 2021
Cash Flow Statement Reconciliation [Abstract]
Summary of Cash Flow Statement Reconciliation

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand (note 14)	118,193,177	42,650,858	15,121,820
	118,193,177	42,650,858	15,121,820
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(45,344,496)	(11,123,199)	(14,951,948)
Adjustments for:
Income tax benefit recognized in profit or loss	(4,938,846)	(5,708,767)	(10,474,432)
Depreciation of non-current assets	15,012	14,926	23,607
Depreciation of right-of-use assets	91,656	81,611	0
Share-based payments	3,897,638	732,688	685,409
Net exchange differences	11,011,961	265,989	(241,814)

Changes in:
Payables	(1,552,443)	(125,492)	(1,209,513)
Receivables	(369,712)	12,127	83,936
Prepayments	(14,231,546)	(30,994)	(81,681)
Provisions	40,510	72,794	26,823
Net cash flows used in operating activities before tax	(51,380,266)	(15,808,317)	(26,139,613)
R&D tax incentive received	5,834,099	10,118,697	9,097,526
Net cash flows used in operating activities	(45,546,167)	(5,689,620)	(17,042,087)

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
(c) Reconciliation of borrowings arising from financing activities
Balance at July 1	167,460	—	—
Non-cash addition[1]	—	251,189	—
Payment of lease liabilities	(87,373)	(66,781)	—
Exchange on translation	13,765	(16,948)	—
Balance at June 30	93,852	167,460	—

1 Non‑cash addition represents the new lease on the Company’s office premises in Melbourne, Australia that commenced on July 15, 2019.